Long-term prepayments and other non-current assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense, Noncurrent [Abstract]
Long-term prepayments and other non-current assets
16.	Long-term prepayments and other non-current assets

The following is a summary of long-term prepayments and other non-current assets:

	As of December 31,
	2017	2018
	RMB	RMB
Profit sharing right asset and other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	510,908	491,656
Long-term prepaid advertising fee	188,205	—
Prepayment for investments	10,000	75,000
Rental deposits	27,559	17,537
Prepayment for purchase of property and equipment	1,553	10,764
Deferred tax assets, net	11,857	42,953
Others	5,178	1,568
Total	755,260	639,478